Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade accounts receivable
Total trade accounts receivable	$ 1,565	$ 5,103
Customer contract liabilities
Customer contract liabilities - current	28	125
Total customer contract liabilities	28	125
Deferred revenue
Total deferred revenue	2
Secure Microcontrollers Segment
Trade accounts receivable
Total trade accounts receivable	1,255	3,553
Deferred revenue
Total deferred revenue	2
All Other Segment
Trade accounts receivable
Total trade accounts receivable	$ 310	$ 1,550